CCM Core Impact Equity Fund

Schedule of Investments March 31, 2022

	Shares	Value
COMMON STOCK - 97.60%
Communication Services - 14.68%
Broadcast Service/Program - 1.64%
Discovery, Cl C (a)	45,000	$1,123,650
Entertainment Software - 2.44%
Electronic Arts	13,200	1,669,932
Internet Content-Entertainment - 2.18%
Meta Platforms, Cl A (a)	3,500	778,260
Pinterest, Cl A (a)	29,000	713,690
Web Portals/Internet Service Providers - 8.42%
Alphabet, Cl A (a)	970	2,697,910
Alphabet, Cl C (a)	1,100	3,072,289
		10,055,731
Consumer Discretionary - 12.39%
Building-Residential/Commercial - 1.49%
Lennar, Cl B	10,000	683,500
NVR (a)	75	335,045
Distribution/Wholesale - 0.86%
LKQ	13,000	590,330
E-Commerce/Products - 2.09%
Amazon.com (a)	440	1,434,378
E-Commerce/Services - 1.10%
Booking Holdings (a)	320	751,504
Retail-Apparel/Shoe - 0.49%
Ross Stores	3,700	334,702
Retail-Automobile - 3.54%
Asbury Automotive Group (a)	5,400	865,080
Lithia Motors, Cl A	5,200	1,560,624
Retail-Restaurants - 2.82%
Jack in the Box	13,000	1,214,330
Starbucks	7,900	718,663
		8,488,156
Consumer Staples - 3.68%
Brewery - 1.58%
Constellation Brands, Cl A	4,700	1,082,504
Cosmetics &Toiletries - 1.00%
Unilever PLC ADR	15,000	683,550
Food-Confectionery - 1.10%
Mondelez International, Cl A	12,000	753,360
		2,519,414
Energy - 3.64%
Energy-Alternate Sources - 3.64%
Enviva (b)	31,500	2,493,225

Financials - 14.06%
Commercial Banks - 3.66%
Financial Institutions	24,823	747,917
Signature Bank NY	6,000	1,760,940
Finance-Credit Card - 2.41%
Discover Financial Services	15,000	1,652,850

(Unaudited)

COMMON STOCK — continued	Shares	Value
Investment Management/Advisory Services - 3.98%
Ameriprise Financial	4,000	$1,201,440
BlackRock, Cl A	2,000	1,528,340
Property/Casualty Insurance - 4.01%
Berkshire Hathaway, Cl B (a)	3,700	1,305,767
Fidelity National Financial	29,400	1,435,896
		9,633,150
Health Care - 14.22%
Diagnostic Equipment - 1.29%
Thermo Fisher Scientific	1,500	885,975
Medical Instruments - 1.86%
Boston Scientific (a)	20,000	885,800
Intuitive Surgical (a)	1,300	392,184
Medical Products - 1.67%
Cooper	1,479	617,616
Stryker	1,956	522,936
Medical-Drugs - 1.08%
Merck	9,000	738,450
Medical-Health Maintenance Organization - 2.94%
Anthem	4,100	2,014,002
Medical-Hospitals - 0.59%
Universal Health Services, Cl B	2,800	405,860
Medical-Wholesale Drug Distributors - 1.99%
AmerisourceBergen, Cl A	8,800	1,361,448
Pharmacy Services - 2.80%
Cigna	8,000	1,916,880
		9,741,151
Industrials - 5.75%
Building & Construction Products-Miscellaneous - 1.02%
Owens Corning	7,600	695,400
Commercial Services - 2.40%
Quanta Services	12,500	1,645,125
Diversified Manufact Op - 0.91%
Parker-Hannifin	2,200	624,272
Machinery-General Indust - 1.42%
Zurn Water Solutions	27,500	973,500
		3,938,297
Information Technology - 24.33%
Applications Software - 6.48%
Microsoft	14,400	4,439,664
Commercial Service-Finance - 5.49%
FleetCor Technologies (a)	6,000	1,494,360
Global Payments	16,600	2,271,544
Computers - 2.65%
Apple	10,400	1,815,944
Data Processing/Management - 3.20%
Fiserv (a)	21,600	2,190,240
Electronic Components-Semiconducters - 2.07%
Broadcom	2,250	1,416,780
Electronic Parts Distributors - 1.36%
TD SYNNEX	9,000	928,890

CCM Core Impact Equity Fund

	Shares	Value
COMMON STOCK — continued
Enterprise Software/Services - 1.17%
SS&C Technologies Holdings	10,700	$802,714
Software Tools - 1.91%
VMware, Cl A	11,500	1,309,505
		16,669,641
Materials - 0.85%
Containers-Paper/Plastic - 0.85%
Berry Global Group (a)	10,000	579,600

Real Estate - 1.07%
REITS-Diversified - 1.07%
Equinix	990	734,204

Utilities - 2.93%
Electric-Generation - 0.66%
Brookfield Renewable Partners (b)	11,000	451,770
Electric-Integrated - 1.66%
CMS Energy	6,000	419,640
NextEra Energy	8,500	720,035
Energy-Alternate Sources - 0.61%
NextEra Energy Partners	5,000	416,800
		2,008,245
TOTAL COMMON STOCK
(Cost $48,739,194)		66,860,814

ESCROW SHARES - 0.01%
Industrials - 0.01%
Airlines - 0.01%
American Airlines Escrow (a)	218,835	6,565

TOTAL ESCROW SHARES
(Cost $24,536)		6,565

SHORT-TERM INVESTMENT - 2.52%
Money Market Fund - 2.52%
First American Government Obligations Fund, Cl X, 0.19%, (c)	1,726,618	1,726,618
TOTAL SHORT-TERM INVESTMENT (Cost $1,726,618)		1,726,618
Total Investments (Cost $50,490,348) - 100.13%		$68,593,997
Liabilities in Excess of Other Assets, Net - (0.13)%		(87,069)
NET ASSETS - 100.00%		$68,506,928

(a)	Non-income producing security.
(b)	Security is considered to be a Master Limited Partnership. At March 31, 2022 these securities amounted to $2,944,995 or 4.30% of total net assets.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.
Cl	— Class
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

(Unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$66,860,814	$—	$—	$66,860,814
Escrow Shares	—	6,565	—	6,565
Short-Term Investment	1,726,618	—	—	1,726,618
Total Investments in Securities	$68,587,432	$6,565	$—	$68,593,997

For the period ended March 31, 2022, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments March 31, 2022

	Shares	Value
COMMON STOCK - 95.52%
Communication Services - 4.92%
Advertising Agencies - 1.86%
Omnicom Group	4,500	$381,960
Broadcast Service/Program - 1.53%
Discovery, Cl C (a)	12,500	312,125
Entertainment Software - 0.45%
Take-Two Interactive Software (a)	600	92,244
Internet Content-Entertainment - 1.08%
Pinterest, Cl A (a)	9,000	221,490
		1,007,819
Consumer Discretionary - 14.32%
Building-Residential/Commercial - 2.62%
NVR (a)	120	536,072
Distribution/Wholesale - 1.27%
LKQ	5,700	258,837
Recreational Vehicles - 2.21%
Brunswick	5,600	452,984
Retail-Automobile - 4.27%
Asbury Automotive Group (a)	2,700	432,540
Lithia Motors, Cl A	1,475	442,677
Retail-Restaurants - 2.94%
Jack in the Box	6,450	602,495
Retail-Vitamins/Nutr Sup - 1.01%
Franchise Group	5,000	207,150
		2,932,755
Energy - 9.05%
Energy-Alternate Sources - 9.05%
Enviva (b)	23,400	1,852,110

Financials - 27.57%
Commercial Banks - 8.06%
Financial Institutions	21,700	653,821
First Citizens BancShares, Cl A	550	366,080
Signature Bank NY	2,150	631,004
Finance-Credit Card - 2.67%
Discover Financial Services	4,950	545,440
Investment Management/Advisory Services - 9.42%
AllianceBernstein Holding (b)	6,000	282,120
Ameriprise Financial	2,600	780,936
Raymond James Financial	7,875	865,541
Property/Casualty Insurance - 3.82%
Fidelity National Financial	16,000	781,440
Savings & Loans/Thrifts - 3.60%
Hingham Institution For Savings	2,150	737,880
		5,644,262
Health Care - 6.38%
Medical-Drugs - 1.57%
Organon	9,200	321,356
Medical-Health Maintenance Organization - 0.65%
Molina Healthcare (a)	400	133,436

(Unaudited)

	Shares	Value
COMMON STOCK — continued
Medical-Hospitals - 2.41%
Nobilis Health (a) (c)	38,393	$4
Universal Health Services, Cl B	3,400	492,830
Medical-Outpatient/Home Medical - 1.75%
Chemed	710	359,650
		1,307,276
Industrials - 6.98%
Building & Construction Products-Miscellaneous - 2.35%
Owens Corning	5,250	480,375
Commercial Services - 2.25%
Quanta Services	3,500	460,635
Machinery-General Indust - 2.38%
Zurn Water Solutions	13,800	488,520
		1,429,530
Information Technology - 6.37%
Commercial Service-Finance - 1.46%
FleetCor Technologies (a)	1,200	298,872
Electronic Parts Distributors - 2.42%
TD SYNNEX	4,800	495,408
Enterprise Software/Services - 2.49%
SS&C Technologies Holdings	6,800	510,136
		1,304,416
Materials - 3.26%
Containers-Paper/Plastic - 3.26%
Berry Global Group (a)	11,500	666,540

Real Estate - 8.02%
REITS-Diversified - 2.84%
WP Carey	7,200	582,048
REITS-Health Care - 1.08%
Healthcare Realty Trust	8,000	219,840
REITS-Office Property - 2.21%
Alexandria Real Estate Equities	2,250	452,813
REITS-Single Tenant - 1.89%
National Retail Properties	8,600	386,484
		1,641,185
Utilities - 8.65%
Electric-Integrated - 2.22%
CMS Energy	6,500	454,610
Energy-Alternate Sources - 2.61%
NextEra Energy Partners	6,400	533,504
Independent Power Producer - 3.82%
Clearway Energy, Cl A	4,000	133,280
Clearway Energy, Cl C	17,800	649,878
		1,771,272
TOTAL COMMON STOCK
(Cost $15,976,808)		19,557,165

CCM Small/Mid-Cap Impact Value Fund

	Shares	Value
SHORT-TERM INVESTMENT - 4.42%
Money Market Fund - 4.42%
First American Government Obligations Fund, Cl X, 0.19%, (d)	904,656	$904,656
TOTAL SHORT-TERM INVESTMENT (Cost $904,656)		904,656
Total Investments (Cost $16,881,464) - 99.94%		$20,461,821
Other Assets Exceeding Liabilities, Net - 0.06%		12,119
NET ASSETS - 100.00%		$20,473,940

(a)	Non-income producing security.
(b)	Security is considered to be a Master Limited Partnership. At March 31, 2022 these securities amounted to $2,134,230 or 10.42% of total net assets.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	The rate shown is the 7-day effective yield as of March 31, 2022.
Cl	— Class
REIT	— Real Estate Investment Trust

The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at March 31, 2022:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock	$19,557,161	$—	$4	$19,557,165
Short-Term Investment	904,656	—	—	904,656
Total Investments in Securities	$20,461,817	$—	$4	$20,461,821

(*)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets

For the period ended March 31, 2022, there were no significant changes to the Fund's fair valuation methodologies.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.